Cover	Sep. 06, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 06, 2026
Entity Registrant Name	TPG Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41222
Entity Tax Identification Number	87-2063362
Entity Address, Address Line One	301 Commerce Street,
Entity Address, Address Line Two	Suite 3300
Entity Address, City or Town	Fort Worth,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76102
City Area Code	817
Local Phone Number	871-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001880661
Amendment Flag	false
Common Class A
Document Information [Line Items]
Title of 12(b) Security	Class A common stock
Trading Symbol	TPG
Security Exchange Name	NASDAQ
Junior Subordinated Notes due 2064
Document Information [Line Items]
Title of 12(b) Security	6.950% Subordinated Notes due 2064
Trading Symbol	TPGXL
Security Exchange Name	NASDAQ